Income Taxes - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Valuation allowance, increase (decrease) during period		$ 33,800,000	$ 6,900,000
Unrecognized tax benefits		$ 3,217,000	$ 2,236,000		$ 405,000
Unrecognized tax benefits, income tax penalties and interest expense	$ 0
Unrecognized tax benefits that would impact effective tax rate				$ 0